Guarantor Financial Statements Consolidated Statements of Cash Flows with Guarantor Information (Details) - USD ($) $ in Millions	4 Months Ended	9 Months Ended		12 Months Ended
	Jan. 17, 2016	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013	Sep. 30, 2012
Net cash provided by (used in) operating activities		$ 764	$ 997	$ 1,129	$ 1,088	$ 1,009
Purchase of property plant and equipment		(521)	(679)	(851)	(710)	(537)
Purchases of available-for-sale securities		(311)	(458)	(494)	(720)	(1,252)
Sales and maturities of available-for-sale securities		375	497	928	1,054	1,534
Increase (Decrease) in Restricted Cash		3	(19)	(19)	2	(8)
Payment for purchase of acquired entities, net of cash acquired		(11)	(4)	(4)	(73)	(22)
Intercompany activity		0	0	0	0	0
Other investing activities		(12)	(8)	(12)	(17)	(3)
Net cash provided by (used in) investing activities		(477)	(671)	(455)	(484)	(289)
Purchases of treasury stock		(929)	(188)	(513)	(578)	(125)
Common stock dividends paid		(133)	(137)	(184)	(170)	(508)
Issuance of common stock		17	61	66	42	81
Excess tax benefit related to exercise of team member stock options		4	10	11	9	37
Proceeds from long-term borrowings		999		0	0	0
Proceeds from revolving line of credit	$ 300	300
Payments on long-term debt and capital lease obligations		(306)		0	0	0
Intercompany activity		0	0	0	0	0
Other financing activities		(9)	(1)	(2)	(1)	(2)
Net cash provided by (used in) financing activities		(57)	(255)	(622)	(698)	(517)
Effect of exchange rate changes on cash and cash equivalents		5	(4)	(5)	(6)	(2)
Net change in cash and cash equivalents		235	67	47	(100)	201
Cash and cash equivalents		472	257	237	190	290	$ 89
Parent Company [Member]
Net cash provided by (used in) operating activities		(27)	0	0		0
Purchase of property plant and equipment		0	0	0	0	0
Purchases of available-for-sale securities		0	0	0		0
Sales and maturities of available-for-sale securities		0	0	0		0
Increase (Decrease) in Restricted Cash				0		0
Payment for purchase of acquired entities, net of cash acquired		0	0
Intercompany activity		84	255	622	698	517
Other investing activities		0	0	0		0
Net cash provided by (used in) investing activities		84	255	622	698	517
Purchases of treasury stock		(929)	(188)	(513)	(578)	(125)
Common stock dividends paid		(133)	(137)	(184)	(170)	(508)
Issuance of common stock		17	61	66	42	81
Excess tax benefit related to exercise of team member stock options		4	10	11	9	37
Proceeds from long-term borrowings		999		0	0	0
Proceeds from revolving line of credit		300
Payments on long-term debt and capital lease obligations		(306)		0	0	0
Intercompany activity		0	0	0	0	0
Other financing activities		(9)	(1)	(2)	(1)	(2)
Net cash provided by (used in) financing activities		(57)	(255)	(622)	(698)	(517)
Effect of exchange rate changes on cash and cash equivalents						0
Net change in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents		0	0	0	0	0	0
Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities		749	951	1,095	977	918
Purchase of property plant and equipment		(457)	(643)	(803)	(623)	(480)
Purchases of available-for-sale securities		(311)	(458)	(494)	(720)	(1,252)
Sales and maturities of available-for-sale securities		375	497	928	1,054	1,534
Increase (Decrease) in Restricted Cash		3	(19)	(19)	2	(8)
Payment for purchase of acquired entities, net of cash acquired		0	0		(32)	(22)
Intercompany activity		0	0	0	0	0
Other investing activities		(12)	(8)	(12)	(17)	(3)
Net cash provided by (used in) investing activities		(402)	(631)	(403)	(356)	(232)
Purchases of treasury stock		0	0	0	0	0
Common stock dividends paid		0	0	0		0
Issuance of common stock		0	0	0	0	0
Excess tax benefit related to exercise of team member stock options		0	0	0		0
Proceeds from long-term borrowings		0		0	0	0
Proceeds from revolving line of credit		0
Payments on long-term debt and capital lease obligations		0		0	0	0
Intercompany activity		(119)	(259)	(641)	(730)	(529)
Other financing activities		0	0	0	0
Net cash provided by (used in) financing activities		(119)	(259)	(641)	(730)	(529)
Effect of exchange rate changes on cash and cash equivalents						0
Net change in cash and cash equivalents		228	61	51	(109)	157
Cash and cash equivalents		375	157	147	96	205	48
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities		42	46	34	111	91
Purchase of property plant and equipment		(64)	(36)	(48)	(87)	(57)
Purchases of available-for-sale securities		0	0	0		0
Sales and maturities of available-for-sale securities		0	0	0		0
Increase (Decrease) in Restricted Cash				0		0
Payment for purchase of acquired entities, net of cash acquired		(11)	(4)	(4)	(41)
Intercompany activity		0	0	0	0	0
Other investing activities		0	0	0		0
Net cash provided by (used in) investing activities		(75)	(40)	(52)	(128)	(57)
Purchases of treasury stock		0	0	0	0	0
Common stock dividends paid		0	0	0		0
Issuance of common stock		0	0	0	0	0
Excess tax benefit related to exercise of team member stock options		0	0	0		0
Proceeds from long-term borrowings		0		0	0	0
Proceeds from revolving line of credit		0
Payments on long-term debt and capital lease obligations		0		0	0	0
Intercompany activity		35	4	19	32	12
Other financing activities		0	0	0	0
Net cash provided by (used in) financing activities		35	4	19	32	12
Effect of exchange rate changes on cash and cash equivalents		5	(4)	(5)	(6)	(2)
Net change in cash and cash equivalents		7	6	(4)	9	44
Cash and cash equivalents		97	100	90	94	85	41
Eliminations [Member]
Net cash provided by (used in) operating activities		0	0	0		0
Purchase of property plant and equipment		0	0	0	0	0
Purchases of available-for-sale securities		0	0	0		0
Sales and maturities of available-for-sale securities		0	0	0		0
Increase (Decrease) in Restricted Cash				0		0
Payment for purchase of acquired entities, net of cash acquired		0	0
Intercompany activity		(84)	(255)	(622)	(698)	(517)
Other investing activities		0	0	0		0
Net cash provided by (used in) investing activities		(84)	(255)	(622)	(698)	(517)
Purchases of treasury stock		0	0	0	0	0
Common stock dividends paid		0	0	0		0
Issuance of common stock		0	0	0	0	0
Excess tax benefit related to exercise of team member stock options		0	0	0		0
Proceeds from long-term borrowings		0		0	0	0
Proceeds from revolving line of credit		0
Payments on long-term debt and capital lease obligations		0		0	0	0
Intercompany activity		84	255	622	698	517
Other financing activities		0	0	0	0
Net cash provided by (used in) financing activities		84	255	622	698	517
Effect of exchange rate changes on cash and cash equivalents						0
Net change in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0